Income taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Income/loss (-) before tax	€ (3,085)	€ 5,625	€ (70,849)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(771)	1,406	(17,712)
Tax expenses in statement of operations (effective)	(1,803)	9,613	572
Difference in tax expense/income to explain	(1,032)	8,207	18,284
Effect of tax rates in other jurisdictions	(132)	(94)	(337)
Effect of non-taxable income	5,247	6,752	5,828
Effect of share based payment expenses without tax impact	4,399	9,157	15,501
Effect of expenses/income (-) not subject to tax	52	(5)	(146)
Effect of non tax-deductible expenses	1,117	1,549	2,975
Effect of recognition of previously non-recognized deferred tax assets	15	(81)	(1,677)
Effect of tax losses (Utilized) reversed		(267)
Effect of under or over provision in prior periods	13	(722)	1,101
Effect of non-recognition of deferred tax assets	(1,338)	34,339	4,819
Effect of derecognition of previously recognized deferred tax assets	€ 89	1,062	€ 1,877
Effect of use of IID		€ (29,979)